Note from a shareholder	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Note from a shareholder

9	Note from a shareholder

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Current
Note from a shareholder	2,850	-	-

The note from a shareholder as of December 31, 2023 are set out below:

Note	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate note	SGD	12-month	12%	Nil	-	2,000	1,516
Unsecured fixed rate note	SGD	6-month	-	Nil	-	850	644